Financial instruments - additional disclosures (Details 12) $ in Millions, € in Billions, ¥ in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2017 USD ($)
Disclosure of derivative financial instruments [line items]
Transfers out of Level 3 of fair value hierarchy, assets	$ 64	$ 78
Amount of change in OCI when pricing parameters for level 3 change more than 10%	100
Amount of change in OCI when most significant parameters for level 3 change more than 10%	267
Amount of change in OCI when POS for level 3 change more than 10%	202
Fair value on sale of other financial assets	33	21
Most significant foreign exchange losses		300
Long-term financial debt with a carrying amount	$ 2,100	2,100	€ 1.8
Maximum margin percentage impact of commodity price change	10.00%
Maximum holding in unrelated company	5.00%
Unrealized income was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge	$ 44	95
Net investment hedge recognized in the income statement	0
Borrowings commercial paper maximum borrowing amount	$ 2,300	4,000
Borrowings commercial paper, number of programs	3		3	3
Borrowings credit facility committed	$ 6,000	6,000			$ 6,000
Borrowings credit facility short term	7,000
Amount borrowed under the credit facility	$ 7,000
VAR estimate confidence interval	95.00%		95.00%	95.00%
Net loss/gain recorded on equity securities and fund investments at fair value through the consolidated income statement	$ 72	$ 110
US commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 9,000
Borrowings commercial paper, number of programs	2		2	2
JP commercial paper programs [member]
Disclosure of derivative financial instruments [line items]
Borrowings commercial paper maximum borrowing amount	$ 1,400			¥ 150
Borrowings commercial paper, number of programs	1		1	1
Largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	12.60%	9.40%
Second largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	10.40%	7.60%
Third largest financial institution [member]
Counterparty risk [abstract]
Percentage of entity's cash and cash equivalents held with financial institution	8.30%	7.00%